Installment Loans (Tables)	12 Months Ended
Mar. 31, 2022
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2021 and 2022 is as follows:

	Millions of yen
	2021	2022
Borrowers in Japan:
Consumer—
Real estate loans	¥1,995,031	¥2,007,570
Card loans	188,547	173,687
Other	27,698	27,770

	2,211,276	2,209,027

Corporate—
Real estate companies	279,046	278,607
Non-recourse loans	47,956	74,085
Commercial, industrial and other companies	203,890	168,607

	530,892	521,299

	Millions of yen
	2021	2022
Borrowers in overseas:
Consumer—
Real estate loans	75,890	105,860
Other	26,192	30,136

	102,082	135,996

Corporate—
Real estate companies	197,074	273,789
Non-recourse loans	113,129	80,918
Commercial, industrial companies and other	503,980	627,828

	814,183	982,535

Purchased loans*	12,351	13,747

	¥3,670,784	¥3,862,604

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2022, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2023	¥577,336
2024	321,132
2025	346,923
2026	222,291
2027	209,707
Thereafter	2,171,468

Total	¥3,848,857

Information about Allowance for Credit Losses
The following table provides information about the allowance for credit losses for fiscal 2020:

	March 31, 2020
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	12,254	903	7,988	(24)	3,304	24,425
Charge-offs	(13,723)	(1)	(6,548)	(1,789)	(2,859)	(24,920)
Recoveries	554	0	133	77	24	788
Other*2	262	(35)	(877)	8	(826)	(1,468)

Ending balance	¥20,542	¥1,786	¥21,358	¥1,458	¥11,692	¥56,836

Individually evaluated for impairment	3,602	228	8,950	667	0	13,447
Not individually evaluated for impairment	16,940	1,558	12,408	791	11,692	43,389

Financing receivables:
Ending balance	¥2,171,139	¥132,081	¥1,296,854	¥13,218	¥1,080,964	¥4,694,256

Individually evaluated for impairment	26,533	2,466	55,216	1,605	0	85,820
Not individually evaluated for impairment	2,144,606	129,615	1,241,638	11,613	1,080,964	4,608,436

Note:	Loans held for sale are not included in the table above.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments.

Purchased loans
Information about Allowance for Credit Losses
Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2020 are as follows:

Millions of yen
2020
Beginning balance	¥3,186
Provision (Reversal)	(24)
Charge-offs	(1,789)
Recoveries	77
Other*	8

Ending balance	¥1,458

*	Other includes foreign currency translation adjustments.